Income Tax (Details) - Schedule of deferred tax asset (liability) relates - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of financial position [Member]
Schedule of Deferred Tax Asset (Liability) Relates [Abstract]
Provisions
Accelerated depreciation for tax purposes	1,384	(14,625)
Losses available for offsetting against future taxable income
Deferred tax expense / (benefit)
Deferred tax assets / (liabilities)	1,384	(14,625)
Consolidated statement of comprehensive income [Member]
Schedule of Deferred Tax Asset (Liability) Relates [Abstract]
Provisions
Accelerated depreciation for tax purposes		(3,272)
Losses available for offsetting against future taxable income
Deferred tax assets / (liabilities)		$ (3,272)